Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Salaries and short-term benefits	$ 11,058	$ 10,715
Share-based payments	6,478	6,800
Key management personnel remuneration	$ 17,536	$ 17,515